Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related-party transactions	Philips Group
Related-party transactions in millions of EUR

	2025	2024	2023
Sales of goods and services	146	89	106
Purchases of goods and services	50	50	42
Receivables from related parties	19	25	18
Payables to related parties	-	2	2